Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Lease liabilities	₨ 97,658.9	$ 1,188.2	₨ 78,138.0
Other Assets [Member]
Right-of-use assets	₨ 89,989.3	$ 1,094.9	₨ 71,572.2